Property, plant and equipment - Right-of -use assets recognized in Profit & loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
- right-of-use assets	$ 1,568	$ 1,212	$ 771
Interest on lease liabilities (notes 8(a) and 10(c))	258	203	242
Expense relating to short-term leases or leases of low-value assets	284	366	137
Aggregate continuing and discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
- right-of-use assets	1,936	2,052	2,786
Aggregate continuing and discontinued operations | Properties leased for own use
Disclosure of detailed information about property, plant and equipment [line items]
- right-of-use assets	1,922	2,038	2,772
Aggregate continuing and discontinued operations | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
- right-of-use assets	$ 14	$ 14	$ 14